Acquisition of Beijing Yisuizhen and its Subsidiary (Details) - Schedule of allocation of the purchase price as of the date of acquisition - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Allocation Purchase Acquisition [Abstract]
Net assets deficit assumed	[1]	$ (60,092)
Software acquired in business combination	[2]	1,000,406
Goodwill		5,767,504
Deferred tax liabilities		(234,225)
Non-controlling interest	[3]	(2,585,087)
Foreign currency adjustments		120,261
Total		4,008,767
Total purchase price is comprised of
Cash consideration		3,055,432
Fair value of previously held equity interests	[4]	708,129
Fair value of 6.67% equity interest in Zhongxin	[5]	393,816
Less: cash from transfer of fair value of 6.67% equity interest in Zhongxin (v)	[5]	(148,610)
Total		$ 4,008,767

[1]	Net asset deficit assumed primarily included other current liabilities for operating expenses.
[2]	Software acquired in the business combination had estimated useful life of 3 years.
[3]	Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.
[4]	A gain of $850 in relation to the revaluation of the previously held equity interests was recorded in other income, net in the consolidated statements of operations and comprehensive (loss) income for the year ended December 31, 2022. The fair value of the previously held equity interests approximated the cost of investments as Beijing Yisuizhen has not commenced operations since its setup.
[5]	In exchange for the equity interest in Beijing Yisuizhen and West Angel, the Company also granted 6.67% equity interest in Shanghai Zhongxin, with fair value of $393,816 (RMB 2,713,000), to four shareholders of West Angel at cash consideration of $148,610 (RMB 1,000,000). The Company engaged a third party valuation team to estimate the fair value of equity interest of Shanghai Zhongxin. As of December 31, 2022, the four shareholders paid the cash consideration to Mr. Yang, the Chief Executive Officer of the Company. The Company recorded the outstanding balance in the account of due from related parties (Note 16).